United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: June 30, 2000
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (check only one): 	[X  ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	August 14, 2008

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	92

Form 13F Information Table Value Total:	118111 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
Fleetwood Cap CV PFD           PFD CV           339072407      661    22700 SH       SOLE                    15700             14500
KMART CV PFD                   PFD CV           498778208      237     6500 SH       SOLE                     5000              1500
Nuevo Financing CV PFD A       PFD CV           670511203      356    14250 SH       SOLE                     9850              4400
USX CV PFD A                   PFD CV           902905819      969    25100 SH       SOLE                    14600             17100
Western Gas CV PFD             PFD CV           958259301     1097    32200 SH       SOLE                    20200             21000
AGL Resources Inc.             COM              001204106     1439    90300 SH       SOLE                    28400             74900
Abbott Laboratories            COM              002824100     2213    49650 SH       SOLE                    23900             31750
Agilent Technologies           COM              00846U101      746    10113 SH       SOLE                     4191              6875
Allegheny Energy               COM              017361106      775    28300 SH       SOLE                     6000             22300
American Express               COM              025816109     4928    94543 SH       SOLE                    29700             75343
American Home Prods.           COM              026609107      264     4500 SH       SOLE                                       4500
American Int'l Group           COM              026874107     2440    20767 SH       SOLE                     6271             14496
American Tower Systems         COM              029912201     3452    82800 SH       SOLE                    23000             59800
Anadarko Pete                  COM              032511107     1452    29450 SH       SOLE                     6600             22850
Analog Devices                 COM              032654105      607     7984 SH       SOLE                                       7984
Andover Bancorp Inc.           COM              034258103      697    24200 SH       SOLE                     5200             19000
Apache                         COM              037411105     2347    39900 SH       SOLE                    11800             28100
Automatic Data Proc            COM              053015103      466     8700 SH       SOLE                                       8700
AvalonBay REIT                 COM              053484101     2778    66546 SH       SOLE                    23096             50364
BP Amoco PLC ADR               COM              055622104      672    11872 SH       SOLE                     5394              6478
BellSouth                      COM              079860102      635    14892 SH       SOLE                     5000              9892
Beringer Wine Estates          COM              084102102      664    18800 SH       SOLE                    10000              8800
Berkshire Hathaway CL B        COM              084670207      405      230 SH       SOLE                       42               188
BestFoods                      COM              08658U101      277     4000 SH       SOLE                                       4000
Boston Properties              COM              101121101      850    22000 SH       SOLE                     7700             20300
Cabot Corp                     COM              127055101     1527    56050 SH       SOLE                    16000             40050
Carter Wallace                 COM              146285101      996    49500 SH       SOLE                    21400             28100
Chase Manhattan                COM              16161A108      567    12300 SH       SOLE                     3000              9300
Chateau Communities            COM              161726104     1378    48785 SH       SOLE                    18400             38385
Chevron                        COM              166751107      236     2780 SH       SOLE                      800              1980
Cintas Corp                    COM              172908105      892    24325 SH       SOLE                                      24325
Circuit City Stores            COM              172737108      209     6300 SH       SOLE                     2000              4300
Cisco Systems                  COM              17275R102      979    15400 SH       SOLE                     3800             11600
Citigroup                      COM              172967101      377     6252 SH       SOLE                     2700              3552
Clear Channel                  COM              184502102      825    11000 SH       SOLE                     1600              9400
Comcast CL A                   COM              200300101      783    20150 SH       SOLE                     3800             16350
Comcast CL A SPL               COM              200300200      723    17850 SH       SOLE                     3800             14050
Constellation Energy Group     COM              210371100      269     8250 SH       SOLE                     1500              6750
Cox Communications             COM              224044107     1772    38900 SH       SOLE                    10000             28900
Crown Castle Int'l             COM              228227104     2071    56750 SH       SOLE                    14900             41850
Diebold Inc.                   COM              253651103     2250    80700 SH       SOLE                    28000             62700
DuPont                         COM              263534109     2296    52490 SH       SOLE                    14700             42290
Duke-Weeks Realty              COM              264411505     1384    61850 SH       SOLE                    23250             47600
Dun & Bradstreet Corp.         COM              26483B106     1444    50450 SH       SOLE                    20200             39550
EMC Corp.                      COM              268648102      816    10600 SH       SOLE                     2800              7800
EOG Resources, Inc.            COM              26875P101     3879   115800 SH       SOLE                    34200             93600
Energy East Corp.              COM              29266M109      395    20710 SH       SOLE                     3094             17616
Exxon Mobil                    COM              30231G102      782     9960 SH       SOLE                                       9960
Ford Motor                     COM              345370100     1762    40968 SH       SOLE                    16000             31868
Furniture Brands               COM              360921100     1252    82800 SH       SOLE                    29500             62300
GTE Corp.                      COM              362320103      795    12778 SH       SOLE                     1500             11278
General Electric               COM              369604103     5731   108123 SH       SOLE                    37800             70323
General Mills                  COM              370334104      766    20024 SH       SOLE                     4906             15118
Gillette                       COM              375766102      279     8000 SH       SOLE                     2500              5500
HSB Group Inc.                 COM              40428N109     1524    48950 SH       SOLE                    13250             44700
Halliburton Co.                COM              406216101     2031    43050 SH       SOLE                    21300             29750
Haverty Furniture              COM              419596101     2213   260300 SH       SOLE                    82100            200200
Hewlett-Packard                COM              428236103     3318    26570 SH       SOLE                    11000             18070
Home Depot Inc.                COM              437076102     2165    43360 SH       SOLE                     9450             33910
Int'l Bus Machines             COM              459200101      626     5712 SH       SOLE                     2000              3712
Intel                          COM              458140100     1294     9680 SH       SOLE                     1400              8280
Johnson & Johnson              COM              478160104     1172    11504 SH       SOLE                     4500              7004
Keyspan Corp.                  COM              49337W100      727    23650 SH       SOLE                    10300             22850
Kimberly-Clark                 COM              494368103     2255    39300 SH       SOLE                    12600             31700
Laclede Gas Co.                COM              505588103      587    30500 SH       SOLE                    18000             24500
Lafarge                        COM              505862102     1226    58400 SH       SOLE                    27700             42700
Mallinckrodt, Inc.             COM              561232109     2209    50850 SH       SOLE                    19100             38750
Massbank                       COM              576152102      473    16899 SH       SOLE                     4333             12566
Medtronic Inc.                 COM              585055106      418     8400 SH       SOLE                     1000              7400
Merck & Co.                    COM              589331107     2325    30347 SH       SOLE                    10720             19627
Microsoft                      COM              594918104     2007    25090 SH       SOLE                     4000             21090
Mitchell Energy & Dev          COM              606592202     2088    65000 SH       SOLE                    23800             56200
Northeast Utilities            COM              664397106     1236    56826 SH       SOLE                     2310             54516
Nthwest Natural Gas            COM              667655104     1555    69475 SH       SOLE                    22850             56625
Paychex Inc                    COM              704326107     1879    44736 SH       SOLE                     3937             40799
Pfizer Inc.                    COM              717081103     1950    40630 SH       SOLE                    17280             23350
Pharmacia Corp.                COM              716941109      262     5070 SH       SOLE                     3570              1500
Questar Corp.                  COM              748356102     2071   106900 SH       SOLE                    29500             91400
Regions Financial              COM              758940100     1647    82890 SH       SOLE                    29770             68420
SBC Communications             COM              78387G103      272     6288 SH       SOLE                                       6288
SCANA Corp                     COM              80589M102      825    34201 SH       SOLE                    12242             27638
Santa Fe Snyder Corp.          COM              80218K105     2553   224452 SH       SOLE                    59275            165177
Schering Plough                COM              806605101      377     7462 SH       SOLE                                       7462
Schlumberger Ltd               COM              806857108     1041    13950 SH       SOLE                     3400             10550
Sun Microsystems               COM              866810104      287     3160 SH       SOLE                                       3160
Sysco                          COM              871829107      759    18020 SH       SOLE                     2000             16020
The Allstate Corp.             COM              020002101      718    32250 SH       SOLE                    12900             26350
Time Warner                    COM              887315109      423     5560 SH       SOLE                     1560              4000
Tribune Co.                    COM              896047107      224     6400 SH       SOLE                     3000              3400
Washington Gas LT              COM              938837101      621    25800 SH       SOLE                    10400             25400
Int'l Business Mach            COM              459200101     1563    14265 SH       SOLE                    14265
Warren Bancorp Inc.            COM              934710104      328    46000 SH       SOLE                                      46000